UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-04010


                                 OCM Mutual Fund
                               1536 Holmes Street
                           Livermore, California 94550


                     Name and address of agent for service:

                                 Gregory Orrell
                         Orrell Capital Management, Inc.
                               1536 Holmes Street
                           Livermore, California 94550


                  Registrant's telephone number: (925) 455-0802


                      Date of fiscal year end: November 30

                    Date of reporting period: August 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

                                  OCM GOLD FUND
                    SCHEDULE OF INVESTMENTS - AUGUST 31, 2006
                                   (Unaudited)

  Shares                                                               Value
----------                                                         ------------
            COMMON STOCKS                                 95.3%
            MAJOR GOLD PRODUCERS                          35.6%
    20,000  AngloGold Ashanti Ltd. ADR                             $    922,600
   148,580  Barrick Gold Corp.                                        4,974,458
    10,000  Freeport-McMoRan Copper & Gold, Inc.                        582,100
   270,000  Gold Fields Ltd. ADR                                      5,367,600
   475,000  Goldcorp, Inc.                                           13,138,500
   225,000  Harmony Gold Mining Co. Ltd. ADR                          3,093,750
   275,000  Kinross Gold Corp. *                                      3,855,500
   169,994  Newmont Mining Corp.                                      8,712,192
                                                                   ------------
                                                                     40,646,700
                                                                   ------------

            INTERMEDIATE/MID-TIER GOLD PRODUCERS          22.2%
   134,110  Agnico-Eagle Mines Ltd.                                   5,062,653
   350,000  Bema Gold Corp. *                                         1,889,079
   190,000  Cambior, Inc.*                                              663,100
   200,000  DRDGOLD Ltd. ADR *                                          284,000
    70,500  Gammon Lake Resources, Inc.                                 898,878
   125,000  Glamis Gold Ltd. *                                        5,765,000
   425,000  IAMGOLD Corp.                                             4,666,500
   100,000  Meridian Gold, Inc. *                                     2,974,000
   140,000  Randgold Resources Ltd. ADR *                             3,141,600
                                                                   ------------
                                                                     25,344,810
                                                                   ------------

            JUNIOR GOLD PRODUCERS                         14.2%
   599,000  Alhambra Resources Ltd. *                                 1,144,242
   256,250  Apollo Gold Corp. *                                         117,758
   250,000  Aurizon Mines Ltd. *                                        630,000
 2,800,000  Ballarat Goldfields NL*                                     502,482
   600,000  Bendigo Mining Ltd.*                                        726,231
   400,000  Capstone Mining Corp.*                                      569,472
   400,000  Central Asia Gold Ltd.*                                     131,348
 1,000,000  Claude Resources, Inc. *                                  1,324,563
   430,000  Eldorado Gold Corp. *                                     2,119,391
   150,000  Glencairn Gold Corp. *                                       87,854
   457,000  Golden Cycle Gold Corp.*                                  3,633,150
   359,000  Golden Star Resources Ltd. *                              1,177,520
   500,000  Oxiana Ltd.                                               1,088,202
   250,000  Sino Gold Ltd.*                                             912,562
   202,500  Yamana Gold, Inc.                                         2,075,625
                                                                   ------------
                                                                     16,240,400
                                                                   ------------


See notes to financial statements.

  Shares                                                               Value
----------                                                         ------------

            EXPLORATION AND DEVELOPMENT COMPANIES         12.7%
   200,000  Addwest Minerals International Ltd.*+                            --
   200,000  African Gold Group, Inc.*                                   344,206
   206,812  Altius Minerals Corp.*                                    1,416,265
   200,000  Amarillo Gold Corp.*                                         62,173
   125,000  Anatolia Minerals Development Ltd. *                        495,585
    58,200  Aquiline Resources, Inc.*                                   243,855
    75,000  Aurora Energy Resources, Inc.*                              639,304
   250,000  Australian Solomons Gold Ltd.*                              282,709
   500,000  Birim Goldfields, Inc. *                                    198,234
    61,300  Buffalo Gold Ltd.*                                          140,377
   150,000  Cumberland Resources Ltd. *                                 799,500
   150,000  Fortuna Silver Mines, Inc.*                                 221,662
   125,000  Fronteer Development Group, Inc. *                          763,651
   500,000  Geodex Minerals Ltd.*                                       117,138
   294,900  Guyana Goldfields, Inc.*                                  2,484,515
    60,000  Madison Minerals, Inc.*                                      63,795
   300,000  Mag Silver Corp. *                                          810,957
   250,000  Maximus Ventures Ltd.*                                       65,327
   106,500  Metallica Resources, Inc.*                                  318,598
   192,300  Mundoro Mining, Inc.*                                       329,221
   450,000  Northland Resources, Inc.*                                  450,081
   150,000  Orezone Resources, Inc.*                                    235,178
    85,750  Premier Gold Mine Ltd.*                                      81,130
   200,000  Radius Gold, Inc. *                                         102,721
   300,000  Red Back Mining, Inc.*                                      875,834
   300,000  Sabina Silver Corp.*                                        378,447
   293,332  Silverstone Resources Corp.*+                               216,735
   750,000  StrataGold Corp.*                                           702,829
   207,700  Sunridge Gold Corp.*                                        527,765
   100,000  Viceroy Exploration Ltd. *                                  986,664
   122,500  Wolfden Resources, Inc. *                                   198,684
                                                                   ------------
                                                                     14,553,140
                                                                   ------------

            OTHER                                          6.7%
   229,200  International Royalty Corp.*                                939,683
     9,000  iShares Silver Trust*                                     1,161,990
   400,000  Kimberley Diamond Co. NL*                                   305,460
    40,000  Royal Gold, Inc.                                          1,191,600
    65,000  Streettracks Gold Trust (ETF) *                           4,048,850
                                                                   ------------
                                                                      7,647,583
                                                                   ------------

            PRIMARY SILVER PRODUCERS                       3.9%
    40,000  Apex Silver Mines Ltd. *                                    666,800
   100,000  Couer d'Alene Mines Corp. *                                 543,000
   100,000  First Majestic Resource Corp.*                              426,203
   100,000  Hecla Mining Co. *                                          651,000
    48,075  Pan American Silver Corp. *                               1,100,293
   100,000  Silver Wheaton Corp.*                                     1,097,000
                                                                   ------------
                                                                      4,484,296
                                                                   ------------
            TOTAL COMMON STOCKS (cost $43,760,895)                  108,916,929


See notes to financial statements.

  Shares                                                               Value
----------                                                         ------------

            WARRANTS                                       1.4%
         1  Anatolia Minerals Development Ltd.*#^
              Exp. 12/15/2006                                           107,001
         1  Apollo Gold Corp. *#^
              Exp. 12/23/2006                                                --
   125,000  Austrialian Solomons Gold Ltd.*
              Exp. 8/28/2008                                             19,711
    50,000  Bema Gold Corp. *
              Exp. 10/27/2007                                           194,630
         1  Canyon Resources Corp. *#^
              Exp. 06/01/2006                                                --
    89,000  Endeavour Mining Capital Corp.*
              Exp. 11/10/2008                                           240,584
    75,000  Fortuna Silver Mines, Inc. *#
              Exp. 03/23/08                                                  --
    75,000  Glencairn Gold Corp.*
              Exp. 11/26/2008                                            18,753
     1,500  Goldcorp, Inc.*
              Exp. 5/30/2007                                             25,950
   150,000  Mag Silver Corp. *#
              Exp. 6/21/2007                                            223,013
    35,000  Nevsun Resources Ltd.*#
              Exp. 12/18/2008                                                --
   110,000  Northgate Minerals Corp. *
              Exp. 12/28/2006                                           124,887
    24,038  Pan American Silver Corp. *
              Exp. 2/20/2008                                            305,619
   250,000  Silver Wheaton Corp.*
              Exp. 8/5/2009                                             416,742
    66,666  Silverstone Resources Corp.*
              Exp. 8/5/2009                                                  --
                                                                   ------------
            TOTAL WARRANTS (cost $128,697)                            1,676,890


See notes to financial statements.

 Principal
  Amount                                                               Value
----------                                                         ------------
            SHORT-TERM INVESTMENT                          3.7%
$4,243,805  UMB Bank Money Market Fiduciary, 3.68%                  $ 4,243,805

            TOTAL SHORT-TERM INVESTMENT (cost $4,243,805)             4,243,805
                                                                   ------------
            TOTAL INVESTMENTS (cost $48,133,397)         100.4%     114,837,624
            LIABILITIES LESS OTHER ASSETS                 (0.4)%       (502,485)
                                                                   ------------
            NET ASSETS                                   100.0%    $114,335,139
                                                                   ============

*     Non-income producing security.
+ Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.
# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees.
EFT - Exchange-Traded Fund.
^ Upon Exercise of this security, the Fund would receive multiple shares of the underlying security as noted below:

SECURITY                                                              SHARES
-------------------------------------------------------------------------------
Anatolia Minerals Development Ltd.                                       62,500
Apollo Gold Corp.                                                        50,000
Canyon Resources Corp.                                                   55,556


See notes to financial statements.

At August 31, 2006, restricted securities totaled $349,725 or 0.30% of net assets and consisted of the following securities:

     --------------------------------------------------------------------------
                                         AUGUST 31, 2006
                                          CARRYING VALUE            ACQUISITION
     ISSUER                                  PER UNIT       COST        DATE
     Anatolia Minerals Development Ltd.
       Warrants Exp. 12/15/2006               1.7120         --       6/14/2004
     Apollo Gold Corp.
       Warrants Exp. 12/23/2006                   --         --      12/23/2002
     Canyon Resources Corp.
       Warrants Exp. 6/01/2006                    --         --      12/30/2005
     Fortuna Silver Mines
       Warrants Exp. 3/23/2008                    --         --       3/22/2006
     Mag Silver Corp.
       Warrants Exp. 6/21/2007                1.4868         --      12/21/2005
     Nevsun Resources Ltd.
       Warrants Exp. 12/18/2008                   --         --      12/18/2003
     Silverstone Resources Corp.
       Warrants Exp. 8/05/2009                    --         --      12/18/2003
     --------------------------------------------------------------------------

                          SUMMARY OF INVESTMENTS BY COUNTRY
     --------------------------------------------------------------------------
                                                                PERCENT OF
     Country                            Market Value      Investment Securities
     --------------------------------------------------------------------------
     Australia                          $  3,948,994                       3.4%
     Canada                               71,145,728                      62.0
     Cayman Islands                          907,384                       0.8
     Jersey                                3,141,600                       2.7
     South Africa                          9,667,950                       8.4
     United States(1)                     26,025,968                      22.7
     --------------------------------------------------------------------------
     TOTAL                              $114,837,624                     100.0%
     --------------------------------------------------------------------------

     (1) Includes short-term securities


See notes to financial statements.

                                  OCM GOLD FUND
               Notes to Schedule of Investments - August 31, 2006
                                   (Unaudited)

NOTE 1. ORGANIZATION

      OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, such as a material development regarding an investment in a foreign security, the Fund may value the security at its fair value. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

      Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

NOTE 3. FEDERAL INCOME TAX INFORMATION

      At August 31, 2006, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

         Cost of investments                             $48,714,012
                                                         ===========
         Unrealized appreciation                         $67,269,060
         Unrealized depreciation                          (1,145,448)
                                                         -----------
         Net unrealized appreciation on investments      $66,123,612
                                                         ===========

      The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

      On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund


By: /s/ Gregory M. Orrell
    ---------------------
        Gregory M. Orrell
        President

Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Gregory M. Orrell
    ---------------------
        Gregory M. Orrell
        President

Date: October 26, 2006


By: /s/ Jacklyn Orrell
    ------------------
        Jacklyn Orrell
        Treasurer

Date: October 26, 2006